Investments In Affiliated Companies, Partnerships And Other Companies (Tables)	12 Months Ended
Dec. 31, 2014
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments In Affiliated Companies

	December 31,
	2014	2013
Companies accounted for under the equity method	$119,890	$125,816
Companies accounted for on a cost basis	5,543	5,546
	$125,433	$131,362

Investments In Companies Accounted For Under The Equity Method

	December 31,
	2014	2013
Subsidiary F (1)	$75,765	$73,007
Subsidiary G / Subsidiary H (2)	4,072	12,535
Subsidiary I (3)	16,434	14,452
Subsidiary J (4)	13,297	12,307
Other (5)	10,322	13,515
	$119,890	$125,816

(1)
Subsidiary F is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. (“Rafael”). Subsidiary F is engaged in the development and production of various thermal detectors and laser diodes. Subsidiary F is jointly controlled and therefore is not consolidated in the Company’s financial statements.

(2)
Subsidiary G and Subsidiary H are U.S. limited liability companies, each held 50% by ESA and 50% by a subsidiary of Rockwell Collins Inc. Subsidiary G and Subsidiary H operate in the area of helmet mounted display systems for fixed-wing military aircraft. Subsidiary G and Subsidiary H are jointly controlled and therefore are not consolidated in the Company’s financial statements.

Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

B.	INVESTMENT IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD (Cont.):

(3)
Subsidiary I is an Israeli company owned 50.000001% by the Company and 49.99999% by Rafael. Subsidiary I focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Subsidiary I with Rafael, and therefore Subsidiary I is not consolidated in the Company’s financial statements.

(4)	Subsidiary J is a Romanian company held 40% by the Company. Subsidiary J is engaged in the construction of fiber optic-telecommunication networks in Romania.

(5)
During 2013, the Company invested in a Korean joint stock corporation, Subsidiary K, approximately $2,500. Subsidiary K, based in South Korea, in which the Company holds 19%, is engaged in the areas of maintenance, repair, assembly and manufacturing of military aircraft avionics. The Company invested approximately additional $1,900 through a convertible bond in Subsidiary K. The convertible bond can be converted into common shares of Subsidiary K following a two-year vesting period. If converted, the Company's holdings in Subsidiary K would reach 50%.

Schedule Of Equity In Net Earnings Of Affiliated Companies
Equity in net earnings of affiliated companies and partnerships is as follows:

	Year ended December 31,
	2014	2013	2012
Subsidiary F	$2,758	$5,439	$5,524
Subsidiary G / Subsidiary H	2,140	5,664	8,403
Other	651	1,929	(2,767)
	$5,549	$13,032	$11,160

Balance Sheet Information
The summarized aggregate financial information of companies accounted for under the equity method is as follows:

Balance Sheet Information:

	December 31,
	2014	2013
Current assets	$261,182	$284,545
Non-current assets	112,739	106,563
Total assets	$373,921	$391,108

Current liabilities	$128,842	$153,301
Non-current liabilities	36,942	42,674
Shareholders' equity	208,137	195,133
Total liabilities and equity	$373,921	$391,108

Income Statement Information
Income Statement Information:

	Year ended December 31,
	2014	2013	2012
Revenues	$260,025	$351,183	$385,792
Gross profit	$72,631	$88,440	$102,730
Net income	$17,452	$27,151	$27,596

(8)	See Note 20(E) for guarantees.